Commitments and Contingencies (Tables)	6 Months Ended
Jun. 24, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under all noncancellable operating leases with initial or remaining terms in excess of one year as of December 31, 2011 were as follows:

At December 31, 2011
(In thousands)
2012	$18,988
2013	18,981
2014	16,122
2015	13,943
2016	11,379
Thereafter	34,598
$114,011